Share-based payments - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Liability for cash-settled awards	$ 6,000,000	$ 7,000,000
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share-based payment charge for plan	100.00%	100.00%
Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Forfeitures prior to vesting are assumed at
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Performance share plans | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	27,476	15,164
Performance share plans | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	20,548
Liability for cash-settled awards	$ 2,000,000
Performance share plans | Rio Tinto plc | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding		48,191
Liability for cash-settled awards		$ 3,000,000
Management share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	The vesting of these awards is dependent on service conditions being met
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards	$ 4,000,000
Share incentive plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards		$ 4,000,000
Share incentive plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	12,217	14,878
Share incentive plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	89,239	89,253
– Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	The vesting of these matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting.
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
– Bonus Deferral Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	The vesting of these awards is dependent only on service conditions being met.
Percentage of forfeitures, prior to vesting, on outstanding awards	3.00%	3.00%
– Bonus Deferral Awards | Other Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus deferral	25.00%
– Bonus Deferral Awards | Executive Directors And Product Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	50% of the bonuses
Percentage of bonus deferral	50.00%